Unaudited Condensed Consolidated Statement of Changes in Equity - 6 months ended Sep. 30, 2015 ¥ in Thousands, $ in Thousands	Share capital USD ($) shares	Share capital CNY (¥) shares	Additional paid-in Capital USD ($)	Additional paid-in Capital CNY (¥)	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2015		¥ 50		¥ 814,678		¥ (2,815)		¥ 63,230		¥ 662,615		¥ 5,455		¥ 1,543,213
Balance, shares at Mar. 31, 2015 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248
Net income										32,274		177	$ 5,105	¥ 32,451
Other comprehensive income								11,128						11,128
Share-based compensation				28,948										28,948
Balance at Sep. 30, 2015	$ 8	¥ 50	$ 132,737	¥ 843,626	$ (443)	¥ (2,815)	$ 11,700	¥ 74,358	$ 109,335	¥ 694,889	$ 886	¥ 5,632	$ 254,223	¥ 1,615,740
Balance, shares at Sep. 30, 2015 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248